Consolidated Statements of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Income from sales, rentals and services	$ 7,574,995	$ 7,823,316	$ 7,994,307
Income from expenses and collective promotion fund	2,595,617	3,071,335	3,281,061
Operating costs	(3,417,885)	(3,820,961)	(4,187,323)
Gross profit	6,752,727	7,073,690	7,088,045
Net (loss) / gain from fair value adjustments of investment properties, properties plant and equipment, and inventories	(25,863,064)	9,493,115	(5,854,423)
General and administrative expenses	(929,913)	(767,340)	(717,637)
Selling expenses	(452,341)	(526,408)	(508,806)
Other operating results, net	(240,587)	128,502	(24,113)
(Loss) / profit from operations	(20,733,178)	15,401,559	(16,934)
Share of profit of associates and joint ventures	(404,381)	620,880	265,747
(Loss) / profit from operations before financing and taxation	(21,137,559)	16,022,439	248,813
Finance income	82,440	344,126	281,707
Finance cost	(2,233,316)	(1,691,975)	(1,646,456)
Other financial results	1,176,925	(4,224,524)	464,553
Inflation adjustment	(320,863)	(784,603)	(172,075)
Financial results, net	(1,294,814)	(6,356,976)	(1,072,271)
(Loss) / profit before income tax	(22,432,373)	9,665,463	(823,458)
Income tax	4,294,652	4,571,920	410,455
(Loss) / profit for the year	(18,137,721)	14,237,383	(413,003)
Total comprehensive (loss) / income for the year	(18,137,721)	14,237,383	(413,003)
Attributable to:
Equity holders of the parent	(18,032,555)	13,730,576	(365,758)
Non-controlling interest	$ (105,166)	$ 506,807	$ (47,245)
(Loss) / profit per share attributable to equity holders of the parent for the year (note 28)
Basic	$ (143.10)	$ 108.96	$ (2.90)
Diluted	$ (143.10)	$ 108.96	$ (2.90)